Average Annual Total Returns - Class K - iShares Total U.S. Stock Market Index Fund - Class K Shares	Nov. 27, 2020
Average Annual Return:
1 Year	31.10%
Since Inception	12.29%
Inception Date	Aug. 13, 2015
After Taxes on Distributions
Average Annual Return:
1 Year	30.31%
Since Inception	11.65%
Inception Date	Aug. 13, 2015
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	18.77%
Since Inception	9.58%
Inception Date	Aug. 13, 2015